Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions (Textual)
Revenues from related party		$ 11,407	$ 520,869
Related party receivable	$ 353,513	373,339
Revenue from related party for servies	$ 892,595	718,756	0
Due to related parties		$ 2,422
Loans from Chunmei Sun			392,118
Interest on loan		15.00%
Interest expense		$ 108,264	$ 0
Shandong Luk Information Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Revenue from related party for servies	$ 26,830	$ 426,434